UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS) € in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2022 EUR (€) € / shares
Profit or loss [abstract]
Revenues		€ 0	€ 0
Other income		278	25,304
Operating income		278	25,304
Research and development		(3,431)	(17,300)
General and administrative		(9,245)	(7,911)
Operating expenses		(12,676)	(25,211)
Operating loss		(12,398)	93
Financial income		331	3,370
Financial expenses		(342)	(750)
Financial income (loss)		(11)	2,620
Income tax		208	(3,737)
Net loss		€ (12,201)	€ (1,024)
Basic loss per share (€/share) | € / shares	[1]	€ (3.71)	€ (0.33)
Diluted loss per share (€/share) | € / shares	[1]	€ (3.71)	€ (0.33)

[1]	Following PHAXIAM reverse share split by exchange of ten existing share for one new share on September 18th 2023, the Basic /Diluted loss per share has been restated retrospectively for all periods presented.